Expenses by Nature - Schedule of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	R$ 79,540	R$ 74,953	R$ 80,175
Personnel	102,316	85,517	80,267
Service provider	160,634	181,706	208,704
Leasing	49,140	51,901	28,204
Cost of agricultural products	404,872	372,651	369,807
Fair value of adjustment of agricultural products	76,400	112,815	17,041
Freight and storage	67,528	48,602	45,145
Allowance for expected losses on receivables	7	(203)
Sale of farm		6,928	5,787
Maintenance, travel expenses and others	28,484	26,040	32,487
Total	968,921	960,910	867,617
Cost of products sold [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	76,301	72,243	78,705
Personnel	53,225	37,359	34,109
Service provider	152,074	173,986	198,925
Leasing	48,669	51,194	27,567
Cost of agricultural products	404,872	372,651	369,807
Fair value of adjustment of agricultural products	76,400	112,815	17,041
Freight and storage
Allowance for expected losses on receivables
Sale of farm
Maintenance, travel expenses and others	16,881	13,662	20,865
Total	828,422	833,910	747,019
Selling expenses [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization
Personnel	5,011	4,185	4,132
Service provider
Leasing
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage	67,528	48,602	45,145
Allowance for expected losses on receivables	7	(203)
Sale of farm		6,928	5,787
Maintenance, travel expenses and others
Total	72,546	59,512	55,064
General and administrative expenses [Member]
Schedule of Expenses by Nature [Line Items]
Depreciation and amortization	3,239	2,710	1,470
Personnel	44,080	43,973	42,026
Service provider	8,560	7,720	9,779
Leasing	471	707	637
Cost of agricultural products
Fair value of adjustment of agricultural products
Freight and storage
Allowance for expected losses on receivables
Sale of farm
Maintenance, travel expenses and others	11,603	12,378	11,622
Total	R$ 67,953	R$ 67,488	R$ 65,534